Details of Redeemed Preferred Securities (Detail) (Securities Subject to Mandatory Redemption, JPY ¥) In Millions, unless otherwise specified	1 Months Ended
May 31, 2012
Securities Subject to Mandatory Redemption
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 171,000
Reason for the redemption	Arrival of optional redemption date